ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Payables and Accruals [Abstract]
Other Accrued Liabilities		$ 34,397,209	$ 3,529,384
Provision for settlement expenses and legal fees	$ 32,781,788	29,763,627
IRS tax liability	5,542,156	2,849,346	1,744,707
Accrued payroll	1,852,669	2,406,650	534,782
Accrued interest	1,751,479	1,548,724	1,377,008
Refund liability	652,200	652,200
Dividend payable	468,272	401,859
Accrued expense - other	330,100	3,988,382
Total	$ 43,378,664	41,201,929	7,185,881
Accrued expense - other		$ 34,397,209	$ 3,529,384